Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,450,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	214,020.00
Total Offset Amount	0.00
Net Fee	$ 214,020.00